UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2018

LEGG MASON

EMERGING MARKETS DIVERSIFIED CORE ETF

EDBI

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to track the investment results of an index composed of publicly traded equity securities in emerging markets.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Emerging Markets Diversified Core ETF for the six-month reporting period ended April 30, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2018

II	Legg Mason Emerging Markets Diversified Core ETF

Investment commentary

Economic review

Economic activity in the U.S. was somewhat mixed during the six months ended April 30, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 3.2% and 2.9%, respectively. Finally, the U.S. Department of Commerce’s second reading for first quarter 2018 GDP growth — released after the reporting period ended — was 2.2%. The deceleration in GDP growth in the first quarter reflected decelerations in personal consumption expenditures (“PCE”), exports, state and local government spending, and federal government spending and a downturn in residential fixed investment. These movements were partly offset by an upturn in private inventory investment and a larger increase in nonresidential fixed investment.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on April 30, 2018, the unemployment rate was 3.9%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since December 2000. The percentage of longer-term unemployed declined during the reporting period. In April 2018, 20.0% of Americans looking for a job had been out of work for more than six months, versus 23.8% when the period began.

Turning to the global economy, in its April 2018 World Economic Outlook Update, the International Monetary Fund (“IMF”)ii said, “World growth strengthened in 2017 to 3.8 percent, with a notable rebound in global trade. It was driven by an investment recovery in advanced economies, continued strong growth in emerging Asia, a notable upswing in emerging Europe, and signs of recovery in several commodity exporters. Global growth is expected to tick up to 3.9 percent this year and next, supported by strong momentum, favorable market sentiment, accommodative financial conditions, and the domestic and international repercussions of expansionary fiscal policy in the United States.” From a regional perspective, the IMF projects 2018 growth in the Eurozone will be 2.4%, versus 2.3% in 2017. Japan’s economy is expected to expand 1.2% in 2018, compared to 1.7% in 2017. Elsewhere, the IMF projects that overall growth in emerging market countries will accelerate to 4.9% in 2018, versus 4.8% in 2017.

Legg Mason Emerging Markets Diversified Core ETF	III

Investment commentary (cont’d)

Market review

Q. What actions did international central banks take during the reporting period?

A. Central banks outside the U.S. largely maintained their accommodative monetary policy stances during the reporting period. Looking back, in December 2016, the European Central Bank (“ECB”)iii extended its bond buying program until December 2017. From April 2017 through December 2017, the ECB purchased €60 billion-per-month of bonds. Finally, in October 2017, the ECB announced that it would continue to buy bonds through September 2018, but after December 2017 it would pare its purchases to €30 billion-per-month. However, the ECB did not change its key interest rates. In other developed countries, on November 2, 2017, the Bank of Englandiv raised rates from 0.25% to 0.50% — the first increase since July 2007. After holding rates steady at 0.10% for more than five years, in January 2016, the Bank of Japanv announced that it cut the rate on current accounts that commercial banks hold with it to -0.10% and kept rates on hold during the reporting period. Elsewhere, the People’s Bank of Chinavi kept rates steady at 4.35% during the reporting period.

Q. How did emerging market equities perform during the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vii returned -2.87% during the six months ended April 30, 2018. The asset class produced choppy results during the reporting period. At times it was supported by solid investor demand, less concern over a significant shift in U.S. trade policy and a weakening U.S. dollar. However, at other times it was dragged down by rising U.S. interest rates, periods of investor risk aversion and geopolitical issues. In addition, the U.S. dollar rallied in April 2018, negatively impacting the performance of the asset class.

Performance review

For the six months ended April 30, 2018, Legg Mason Emerging Markets Diversified Core ETF generated a 3.96% return on a net asset value (“NAV”)viii basis.

The performance table shows the Fund’s total return for the six months ended April 30, 2018 based on its NAV. The Fund seeks to track the investment results of an index composed of publicly traded equity securities in emerging markets, the QS DBI Emerging Markets Diversified Indexix, which returned 3.96% for the same period. The Fund’s broad-based market index, the MSCI Emerging Markets Indexx, returned 4.80% over the same time frame. The Lipper Emerging Markets Funds Category Average1 returned 3.87% for the period. Please note that Lipper performance returns are based on each fund’s NAV.

[1]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 860 funds in the Fund’s Lipper category.

IV	Legg Mason Emerging Markets Diversified Core ETF

Performance Snapshot as of April 30, 2018 (unaudited)
6 months
Legg Mason Emerging Markets Diversified Core ETF:
$32.39 (NAV)	3.96%*†
QS DBI Emerging Markets Diversified Index	3.96%
MSCI Emerging Markets Index	4.80%
Lipper Emerging Markets Funds Category Average	3.87%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market pricexi (not NAV) in the secondary market throughout the trading day. These shares are not individually available for purchase or redemption directly from the ETF.

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated March 1, 2018, the gross total annual fund operating expense ratio for the Fund was 0.50%.

* Total returns are based on changes in NAV. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason.com/etf. The Fund is traded under the symbol “EDBI” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2018

RISKS: Equity securities are subject to market and price fluctuations. International investments are subject to special risks including currency fluctuations, social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. In rising markets, the value of large cap stocks may not rise as much as smaller-cap stocks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Diversification does not guarantee a profit or protect against a loss. The Fund may focus its investments in certain industries, increasing its vulnerability to market volatility. There is no guarantee that

Legg Mason Emerging Markets Diversified Core ETF	V

Investment commentary (cont’d)

the Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks, and does not seek temporary defensive positions when markets decline or appear overvalued. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market, sector or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

VI	Legg Mason Emerging Markets Diversified Core ETF

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The International Monetary Fund (“IMF”) is an organization of 189 countries, working to foster global monetary cooperation, secure financial stability, facilitate international trade, promote high employment and sustainable economic growth, and reduce poverty around the world.

iii	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

iv	The Bank of England (“BoE”), formally the Governor and Company of the BoE, is the central bank of the United Kingdom. The BoE’s purpose is to maintain monetary and financial stability.

[v]

The Bank of Japan is the central bank of Japan. The bank is responsible for issuing and handling currency and treasury securities, implementing monetary policy, maintaining the stability of the Japanese financial system and the yen currency.

vi	The People’s Bank of China is the central bank of the People’s Republic of China with the power to carry out monetary policy and regulate financial institutions in mainland China.

vii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

viii	Net Asset Value (NAV) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

ix

The QS DBI Emerging Markets Diversified Index (the “Underlying Index”) seeks to provide exposure to equity securities in emerging markets and is based on a proprietary methodology created and sponsored by QS Investors, LLC (“QS Investors”), the Fund’s subadviser. QS Investors is affiliated with both Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the Fund’s investment manager, and the Fund. The Underlying Index is composed of emerging markets equity securities that are included in the MSCI Emerging Markets Index. The proprietary rules-based process initially groups this universe of securities into multiple investment categories based on geography and sector. Within each of these investment categories, securities are weighted by market capitalization. The process then combines those investment categories with more highly correlated historical performance into a smaller number of “clusters.” A cluster is a group of investment categories based on geography and sector that have demonstrated a tendency to behave similarly (high correlation). Thereafter, each of these clusters is equally weighted in the Underlying Index to produce a highly diversified portfolio. QS Investors anticipates that the number of component securities in the Index will range from 700 to 800. The Underlying Index may include large-, medium- and small-capitalization companies. The components of the Underlying Index, and the degree to which these components represent certain countries and sectors, may change over time. The Underlying Index’s components are reconstituted annually and rebalanced quarterly.

[x]

The MSCI Emerging Markets Index is a free float adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The Index is calculated assuming the minimum possible dividend reinvestment.

xi	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

Legg Mason Emerging Markets Diversified Core ETF	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2018 and October 31, 2017 and does not include derivatives such as futures contracts. The composition of the Fund’s investments is subject to change at any time.

Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on November 1, 2017 and held for the six months ended April 30, 2018.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
3.96%	$1,000.00	$1,039.60	0.50%	$2.53	5.00%	$1,000.00	$1,022.32	0.50%	$2.51

[1]	For the six months ended April 30, 2018.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2	Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report

Schedule of investments (unaudited)

April 30, 2018

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Common Stocks — 98.2%
Consumer Discretionary — 11.5%
Auto Components — 0.3%
Bosch Ltd.	39	$11,336
Cheng Shin Rubber Industry Co., Ltd.	8,000	12,952
Hyundai Mobis Co., Ltd.	70	16,254
Motherson Sumi Systems Ltd.	1,741	9,201
Total Auto Components		49,743
Automobiles — 2.8%
Bajaj Auto Ltd.	229	10,111
Brilliance China Automotive Holdings Ltd.	8,000	14,433
BYD Co., Ltd., Class H Shares	1,500	10,540
Dongfeng Motor Group Co., Ltd., Class H Shares	8,000	8,898
Ford Otomotiv Sanayi AS	2,037	28,157
Geely Automobile Holdings Ltd.	10,000	26,756
Great Wall Motor Co., Ltd., Class H Shares	8,000	8,389
Guangzhou Automobile Group Co., Ltd., Class H Shares	6,000	11,085
Hero MotoCorp Ltd.	153	8,556
Hyundai Motor Co.	74	11,086
Kia Motors Corp.	297	9,204
Mahindra & Mahindra Ltd.	1,710	22,369
Maruti Suzuki India Ltd.	230	30,357
PT Astra International Tbk	389,400	200,123
Tata Motors Ltd.	3,207	16,374	*
Tofas Turk Otomobil Fabrikasi AS	3,508	21,607
UMW Holdings Berhad	7,200	11,212	*
Total Automobiles		449,257
Diversified Consumer Services — 0.4%
Kroton Educacional SA	3,486	13,941
New Oriental Education & Technology Group Inc., ADR	300	26,952
TAL Education Group, ADR	606	22,071
Total Diversified Consumer Services		62,964
Hotels, Restaurants & Leisure — 1.9%
Genting Berhad	36,600	83,302
Genting Malaysia Berhad	50,100	65,506
Minor International PCL	49,700	63,385	(a)
OPAP SA	5,768	69,167
Yum China Holdings Inc.	804	34,379
Total Hotels, Restaurants & Leisure		315,739

See Notes to Financial Statements.

Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Household Durables — 0.3%
Arcelik AS	7,047	$31,366
Haier Electronics Group Co., Ltd.	4,000	13,913
Total Household Durables		45,279
Internet & Direct Marketing Retail — 0.6%
Ctrip.com International Ltd., ADR	800	32,720	*
JD.com Inc., ADR	1,400	51,114	*
Vipshop Holdings Ltd., ADR	1,000	15,480	*
Total Internet & Direct Marketing Retail		99,314
Leisure Products — 0.1%
Giant Manufacturing Co., Ltd.	2,000	10,241
Media — 2.0%
Astro Malaysia Holdings Berhad	22,300	10,856
Cyfrowy Polsat SA	4,979	36,401
Grupo Televisa SA	27,963	100,312
Naspers Ltd.	582	142,847
PT Surya Citra Media Tbk	134,400	24,730
Zee Entertainment Enterprises Ltd.	1,069	9,465
Total Media		324,611
Multiline Retail — 1.3%
El Puerto de Liverpool SAB de CV, Class C1 Shares	2,086	13,850
Lojas Renner SA	1,555	14,475
PT Matahari Department Store Tbk	47,500	35,337
Robinson PCL	12,800	26,667	(a)
S.A.C.I. Falabella	13,332	129,307
Total Multiline Retail		219,636
Specialty Retail — 0.7%
FF Group	894	16,950	*
Home Product Center PCL	63,100	29,991
Home Product Center PCL	30,700	14,591	(a)
Hotai Motor Co., Ltd.	1,000	9,852
JUMBO SA	2,229	40,807
Total Specialty Retail		112,191
Textiles, Apparel & Luxury Goods — 1.1%
ANTA Sports Products Ltd.	3,000	17,258
CCC SA	496	36,601
Eclat Textile Co., Ltd.	1,020	12,394
Feng Tay Enterprise Co., Ltd.	2,120	9,673
LPP SA	23	60,091

See Notes to Financial Statements.

4	Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Textiles, Apparel & Luxury Goods — continued
Pou Chen Corp.	10,000	$12,556
Shenzhou International Group Holdings Ltd.	2,000	21,965
Titan Co., Ltd.	615	9,042
Total Textiles, Apparel & Luxury Goods		179,580
Total Consumer Discretionary		1,868,555
Consumer Staples — 11.9%
Beverages — 1.3%
Ambev SA	4,711	31,374
Anadolu Efes Biracilik Ve Malt Sanayii AS	4,253	27,892
China Resources Beer Holdings Co., Ltd.	14,000	60,558
Coca-Cola Femsa SAB de CV, Series L Shares	1,200	7,783
Coca-Cola Icecek AS	1,523	13,475
Compania Cervecerias Unidas SA	747	10,348
Fomento Economico Mexicano SAB de CV	3,560	34,444
Tsingtao Brewery Co., Ltd., Class H Shares	4,000	20,793
United Spirits Ltd.	177	9,635	*
Total Beverages		216,302
Food & Staples Retailing — 3.4%
Bid Corp., Ltd.	2,293	52,721
BIM Birlesik Magazalar AS	3,231	54,843
Cencosud SA	9,035	26,867
CP ALL PCL	34,200	94,278
CP ALL PCL	3,300	9,097	(a)
Magnit PJSC, Registered Shares, GDR	7,168	136,120
Pick n Pay Stores Ltd.	2,505	16,163
President Chain Store Corp.	4,000	39,545
Shoprite Holdings Ltd.	2,534	50,619
Spar Group Ltd.	1,710	29,008
Sun Art Retail Group Ltd.	20,000	22,628
Wal-Mart de Mexico SAB de CV	9,780	27,193
Total Food & Staples Retailing		559,082
Food Products — 4.5%
Charoen Pokphand Foods PCL	19,400	14,999
Charoen Pokphand Foods PCL	3,300	2,551	(a)
China Huishan Dairy Holdings Co., Ltd.	25,000	0	*(a)(b)(c)
China Mengniu Dairy Co., Ltd.	26,000	84,473
CJ CheilJedang Corp.	32	10,277
Felda Global Ventures Holdings Berhad	23,100	10,068

See Notes to Financial Statements.

Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Food Products — continued
Genting Plantations Berhad	4,000	$10,093
Gruma SA de CV, Class B Shares	713	8,718
Grupo Bimbo SAB de CV, Series A Shares	4,822	11,203
IOI Corp. Berhad	36,500	44,561
Kuala Lumpur Kepong Berhad	8,400	54,551
Nestle India Ltd.	78	10,986
Nestle Malaysia Berhad	500	17,586
Pioneer Foods Group Ltd.	1,466	14,341
PPB Group Berhad	8,700	42,663
PT Charoen Pokphand Indonesia Tbk	146,200	38,671
PT Indofood CBP Sukses Makmur Tbk	42,700	26,625
PT Indofood Sukses Makmur Tbk	74,600	37,401
Sime Darby Plantation Berhad	22,900	32,510
Standard Foods Corp.	4,388	9,878
Thai Union Group PCL	14,200	8,099
Thai Union Group PCL, Class F Shares	14,100	8,042	(a)
Tiger Brands Ltd.	1,041	32,487
Tingyi (Cayman Islands) Holding Corp.	20,000	37,917
Ulker Biskuvi Sanayi AS	3,074	16,119
Uni-President Enterprises Corp.	36,000	87,121
Want Want China Holdings Ltd.	56,000	49,731
Total Food Products		721,671
Household Products — 0.9%
Hindustan Unilever Ltd.	1,954	43,975
Kimberly-Clark de Mexico SAB de CV, Class A Shares	5,023	9,102
PT Unilever Indonesia Tbk	27,000	89,952
Total Household Products		143,029
Personal Products — 0.8%
Amorepacific Corp.	39	12,744
Dabur India Ltd.	1,738	9,661
Godrej Consumer Products Ltd.	872	14,607
Hengan International Group Co., Ltd.	7,000	62,431
LG Household & Health Care Ltd.	12	15,393
Marico Ltd.	3,195	15,951
Total Personal Products		130,787
Tobacco — 1.0%
British American Tobacco (Malaysia) Berhad	2,300	14,362
ITC Ltd.	10,017	42,363

See Notes to Financial Statements.

6	Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Tobacco — continued
KT&G Corp.	190	$17,398
PT Gudang Garam Tbk	8,400	41,857
PT Hanjaya Mandala Sampoerna Tbk	160,400	40,813
Total Tobacco		156,793
Total Consumer Staples		1,927,664
Energy — 8.3%
Energy Equipment & Services — 0.8%
China Oilfield Services Ltd., Class H Shares	12,000	12,033
Dialog Group Berhad	119,900	94,123
Sapura Energy Berhad	158,300	25,822
Total Energy Equipment & Services		131,978
Oil, Gas & Consumable Fuels — 7.5%
Bharat Petroleum Corp., Ltd.	1,636	9,475
China Petroleum & Chemical Corp., Class H Shares	96,000	93,815
China Shenhua Energy Co., Ltd., Class H Shares	14,000	34,712
CNOOC Ltd.	64,000	107,310
Coal India Ltd.	2,841	12,077
Formosa Petrochemical Corp.	14,000	57,492
Gazprom PJSC	18,609	43,180
Grupa Lotos SA	1,027	16,187
GS Holdings Corp.	156	8,954
Hindustan Petroleum Corp., Ltd.	1,816	8,287
Indian Oil Corp., Ltd.	2,982	7,245
Kunlun Energy Co., Ltd.	12,000	10,320
Lukoil PJSC	711	47,421
MOL Hungarian Oil & Gas PLC	11,184	129,238
Novatek PJSC, Registered Shares, GDR	86	10,922
Oil & Natural Gas Corp., Ltd.	5,756	15,584
PetroChina Co., Ltd., Class H Shares	68,000	50,164
Petroleo Brasileiro SA	3,073	21,605	*
Petronas Dagangan Berhad	9,800	67,440
Polski Koncern Naftowy Orlen SA	2,744	70,127
Polskie Gornictwo Naftowe i Gazownictwo SA	18,291	32,206
PT Adaro Energy Tbk	80,400	10,604
PT United Tractors Tbk	10,900	26,716
PTT Exploration & Production PCL	2,700	11,464	(a)
PTT PCL	14,000	25,063	(a)
Reliance Industries Ltd.	5,471	78,983

See Notes to Financial Statements.

Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Rosneft Oil Co.	2,240	$13,706
S-Oil Corp.	109	11,226
SK Innovation Co., Ltd.	167	30,725
Tatneft	2,805	30,011
Thai Oil PCL	4,600	13,737	(a)
Tupras-Turkiye Petrol Rafinerileri AS	3,521	89,713
Ultrapar Participacoes SA	484	8,352
Yanzhou Coal Mining Co., Ltd., Class H Shares	10,000	12,690
Total Oil, Gas & Consumable Fuels		1,216,751
Total Energy		1,348,729
Financials — 15.2%
Banks — 12.3%
Agricultural Bank of China Ltd., Class H Shares	22,000	12,502
Akbank TAS	10,749	22,387
AMMB Holdings Berhad	10,800	10,735
Axis Bank Ltd.	1,752	13,611
Banco de Chile	86,562	14,301
Banco de Credito e Inversiones	173	13,094
Banco Santander Chile	261,000	21,787
Banco Santander SA, Class B Shares	10,184	15,067
Bangkok Bank PCL, Registered Shares	2,190	14,017
Bank of China Ltd., Class H Shares	42,000	23,010
Bank of the Philippine Islands	9,590	19,458
Bank Pekao SA	765	25,479
Bank Zachodni WBK SA	153	16,190
Barclays Africa Group Ltd.	1,300	19,084
BDO Unibank Inc.	22,900	58,279
China Construction Bank Corp., Class H Shares	54,000	57,243
China Merchants Bank Co., Ltd., Class H Shares	4,000	17,634
CIMB Group Holdings Berhad	17,700	32,481
Commercial International Bank	20,908	111,616
Credicorp Ltd.	184	42,778
CTBC Financial Holding Co., Ltd.	23,880	17,151
Grupo Financiero Banorte SAB de CV, Class O Shares	12,179	76,166
Grupo Financiero Inbursa SAB de CV, Class O Shares	11,088	18,456
Hana Financial Group Inc.	196	8,763
Hong Leong Bank Berhad	3,800	18,402
ICICI Bank Ltd.	2,849	12,153

See Notes to Financial Statements.

8	Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Banks — continued
Industrial & Commercial Bank of China Ltd., Class H Shares	52,000	$46,245
Itau CorpBanca	954,277	9,755
Kasikornbank PCL	9,200	58,593
Kasikornbank PCL	5,200	32,212
KB Financial Group Inc.	233	13,351
Komercni Banka AS	1,821	78,615
Krung Thai Bank PCL	7,900	4,556
Krung Thai Bank PCL	7,800	4,498	(a)
Malayan Banking Berhad	18,700	51,379
mBank SA	121	14,803	*
Mega Financial Holding Co., Ltd.	18,000	15,970
Metropolitan Bank & Trust Co.	8,170	13,420
Moneta Money Bank AS	10,778	38,801
Nedbank Group Ltd.	741	17,684
OTP Bank PLC	3,240	141,554
Powszechna Kasa Oszczednosci Bank Polski SA	4,338	51,712	*
PT Bank Central Asia Tbk	64,000	101,664
PT Bank Danamon Indonesia Tbk	31,100	14,865
PT Bank Mandiri (Persero) Tbk	122,200	62,582
PT Bank Negara Indonesia (Persero) Tbk	48,600	28,121
PT Bank Rakyat Indonesia (Persero) Tbk	353,100	81,724
Public Bank Berhad	14,000	84,924
Sberbank of Russia PJSC	27,418	98,800
Security Bank Corp.	1,760	7,108
Shinhan Financial Group Co., Ltd.	350	15,615
Siam Commercial Bank PCL	8,200	34,037
Siam Commercial Bank PCL	5,500	22,830	(a)
Standard Bank Group Ltd.	2,276	39,133
State Bank of India	3,758	13,855
Turkiye Garanti Bankasi AS	12,012	27,235
Turkiye Halk Bankasi AS	4,836	9,846
Turkiye Is Bankasi, Class C Shares	5,943	9,012
Turkiye Vakiflar Bankasi T.A.O., Class D Shares	6,707	9,857
VTB Bank PJSC	25,325,567	21,603	*
Yes Bank Ltd.	2,100	11,357
Total Banks		1,999,160

See Notes to Financial Statements.

Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Capital Markets — 0.2%
B3 SA — Brasil Bolsa Balcao	1,762	$12,725
Moscow Exchange MICEX-RTS PJSC	10,493	20,039
Total Capital Markets		32,764
Consumer Finance — 0.1%
Gentera SAB de CV	11,700	9,309
Diversified Financial Services — 1.2%
Ayala Corp.	2,820	52,640
FirstRand Ltd.	5,620	30,190
Fubon Financial Holding Co., Ltd.	8,000	13,790
Grupo de Inversiones Suramericana SA	1,483	20,580
GT Capital Holdings Inc.	1,070	21,710
Haci Omer Sabanci Holding AS	6,532	15,469
Metro Pacific Investments Corp.	166,600	16,419
Remgro Ltd.	988	17,811
Total Diversified Financial Services		188,609
Insurance — 1.1%
Cathay Financial Holding Co., Ltd.	6,000	10,849
China Life Insurance Co., Ltd., Class H Shares	4,000	11,467
China Pacific Insurance (Group) Co., Ltd., Class H Shares	2,800	12,468
Discovery Ltd.	1,201	16,693
PICC Property & Casualty Co., Ltd., Class H Shares	6,000	10,840
Ping An Insurance Group Co. of China Ltd., Class H Shares	4,000	39,523
Powszechny Zaklad Ubezpieczen SA	2,262	27,661
Samsung Fire & Marine Insurance Co., Ltd.	50	12,523
Samsung Life Insurance Co., Ltd.	121	13,255
Sanlam Ltd.	3,176	20,182
Total Insurance		175,461
Thrifts & Mortgage Finance — 0.3%
Housing Development Finance Corp., Ltd.	1,944	54,772
Total Financials		2,460,075
Health Care — 5.6%
Biotechnology — 0.6%
3SBio Inc.	9,000	19,471	*
Celltrion Inc.	224	56,836	*
Medy-Tox Inc.	24	15,676
SillaJen Inc.	148	11,654	*
Total Biotechnology		103,637
Health Care Equipment & Supplies — 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares	16,000	9,867

See Notes to Financial Statements.

10	Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Health Care Providers & Services — 1.1%
Celltrion Healthcare Co., Ltd.	139	$11,687	*
Life Healthcare Group Holdings Ltd.	16,803	39,767
Netcare Ltd.	14,236	35,393
Qualicorp SA	1,300	9,036
Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares	10,200	28,006
Sinopharm Group Co., Ltd., Class H Shares	12,400	52,294
Total Health Care Providers & Services		176,183
Health Care Technology — 0.1%
Alibaba Health Information Technology Ltd.	36,000	18,209	*
Life Sciences Tools & Services — 0.1%
Samsung Biologics Co., Ltd.	44	20,104	*
Pharmaceuticals — 3.6%
Aspen Pharmacare Holdings Ltd.	5,280	114,017
Aurobindo Pharma Ltd.	1,759	16,906
Cadila Healthcare Ltd.	1,424	8,812
China Medical System Holdings Ltd.	13,000	32,067
China Resources Pharmaceutical Group Ltd.	7,500	10,378
Cipla Ltd.	1,908	17,323
CSPC Pharmaceutical Group Ltd.	36,000	92,653
Dr. Reddy’s Laboratories Ltd.	949	30,031
Glenmark Pharmaceuticals Ltd.	1,438	12,305
Hanmi Pharm. Co., Ltd.	18	7,853
Hanmi Science Co., Ltd.	103	7,503
Hypermarcas SA	1,300	11,689
Lupin Ltd.	1,571	19,069
Piramal Enterprises Ltd.	458	17,825
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares	4,500	24,625
Sihuan Pharmaceutical Holdings Group Ltd.	32,000	7,787
Sino Biopharmaceutical Ltd.	36,000	76,599
Sun Pharmaceutical Industries Ltd.	8,069	63,836
Yuhan Corp.	41	8,791
Total Pharmaceuticals		580,069
Total Health Care		908,069
Industrials — 8.3%
Aerospace & Defense — 0.2%
Aselsan Elektronik Sanayi Ve Ticaret AS	2,546	15,795
Embraer SA	1,952	12,336
Total Aerospace & Defense		28,131

See Notes to Financial Statements.

Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Airlines — 0.8%
Air China Ltd., Class H Shares	10,000	$13,353
AirAsia Berhad	15,300	15,013
China Southern Airlines Co., Ltd.	6,000	6,498
EVA Airways Corp.	26,368	14,215
Latam Airlines Group SA	3,098	47,523
Turk Hava Yollari Anonim Ortakligi	7,903	32,510	*
Total Airlines		129,112
Commercial Services & Supplies — 0.1%
China Everbright International Ltd.	8,000	11,294
Construction & Engineering — 0.9%
China Communications Construction Co., Ltd., Class H Shares	16,000	18,551
China Railway Construction Corp. Ltd., Class H Shares	13,500	16,048
China Railway Group Ltd., Class H Shares	20,000	16,079
China State Construction International Holdings Ltd.	8,000	10,458
Gamuda Berhad	14,700	19,258
IJM Corp. Berhad	26,900	20,431
Larsen & Toubro Ltd.	2,391	50,285
Total Construction & Engineering		151,110
Electrical Equipment — 0.4%
Bharat Heavy Electricals Ltd.	8,775	11,537
Havells India Ltd.	1,671	13,681
Shanghai Electric Group Co., Ltd., Class H Shares	40,000	14,576	*
Teco Electric & Machinery Co., Ltd.	12,000	9,795
Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares	2,000	10,664
Total Electrical Equipment		60,253
Industrial Conglomerates — 3.8%
Aboitiz Equity Ventures Inc.	25,070	33,839
Alfa SAB de CV, Class A Shares	23,990	30,735
Alliance Global Group Inc.	56,700	14,287	*
Bidvest Group Ltd.	9,808	192,879
CITIC Ltd.	22,000	33,748
DMCI Holdings Inc.	45,200	9,643
Far Eastern New Century Corp.	23,000	22,078
Fosun International Ltd.	12,000	25,778
Grupo Carso SA de CV, Series A1 Shares	2,558	9,262
Hap Seng Consolidated Berhad	5,200	12,988
JG Summit Holdings Inc.	42,370	52,359
Koc Holding AS	9,029	30,496

See Notes to Financial Statements.

12	Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Industrial Conglomerates — continued
LG Corp.	189	$14,351
Samsung C&T Corp.	117	15,336
Siemens Ltd.	567	9,563
Sime Darby Berhad	22,900	15,584
SK Holdings Co., Ltd.	58	15,966
SM Investments Corp.	3,345	60,760
Turkiye Sise ve Cam Fabrikalari AS	8,750	9,715
Total Industrial Conglomerates		609,367
Machinery — 0.8%
Airtac International Group	1,000	17,440
Ashok Leyland Ltd.	6,394	15,745
China Conch Venture Holdings Ltd.	5,000	15,608
CRRC Corp. Ltd., Class H Shares	12,000	10,672
Eicher Motors Ltd.	61	28,508
Haitian International Holdings Ltd.	3,000	7,989
Hiwin Technologies Corp.	1,060	16,122
WEG SA	2,151	10,917
Weichai Power Co., Ltd.	8,000	9,337
Total Machinery		132,338
Marine — 0.1%
MISC Berhad	10,200	18,614
Transportation Infrastructure — 1.2%
Adani Ports and Special Economic Zone Ltd.	3,433	20,897
Beijing Capital International Airport Co., Ltd., Class H Shares	8,000	10,968
CCR SA	2,934	10,017
China Merchants Port Holdings Co., Ltd.	4,000	9,000
COSCO SHIPPING Ports Ltd.	16,000	14,127
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	3,176	32,993
Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	1,674	30,031
International Container Terminal Services Inc.	6,270	10,250
Malaysia Airports Holdings Berhad	8,000	18,371
Promotora y Operadora de Infraestructura SAB de CV	1,616	16,563
TAV Havalimanlari Holding AS	1,922	10,305
Westports Holdings Berhad	9,800	8,343
Zhejiang Expressway Co., Ltd., Class H Shares	10,000	10,308
Total Transportation Infrastructure		202,173
Total Industrials		1,342,392

See Notes to Financial Statements.

Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Information Technology — 3.4%
Electronic Equipment, Instruments & Components — 0.2%
AAC Technologies Holdings Inc.	500	$7,282
Hon Hai Precision Industry Co., Ltd.	6,300	17,652
Sunny Optical Technology Group Co., Ltd.	400	6,630
Total Electronic Equipment, Instruments & Components		31,564
Internet Software & Services — 1.5%
Alibaba Group Holding Ltd., ADR	500	89,270	*
Baidu Inc., ADR	100	25,090	*
Tencent Holdings Ltd.	2,600	129,526
Total Internet Software & Services		243,886
IT Services — 1.0%
Cielo SA	6,188	33,915
HCL Technologies Ltd.	1,037	16,361
Infosys Ltd.	3,534	63,539
Tata Consultancy Services Ltd.	804	42,513
Tech Mahindra Ltd.	849	8,514
Total IT Services		164,842
Semiconductors & Semiconductor Equipment — 0.5%
SK Hynix Inc.	134	10,602
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	61,379
Total Semiconductors & Semiconductor Equipment		71,981
Technology Hardware, Storage & Peripherals — 0.2%
Samsung Electronics Co., Ltd.	15	37,096	(a)
Total Information Technology		549,369
Materials — 9.6%
Chemicals — 2.6%
Asian Paints Ltd.	1,030	18,537
Formosa Chemicals & Fibre Corp.	6,000	22,206
Formosa Plastics Corp.	8,000	28,256
Grupa Azoty SA	872	13,292
LG Chem Ltd.	43	14,494
Mexichem SAB de CV	4,026	12,583
Nan Ya Plastics Corp.	6,000	16,548
Petkim Petrokimya Holding AS	14,654	25,902
Petronas Chemicals Group Berhad	71,100	153,127
PhosAgro PJSC, Registered Shares, GDR	893	12,877
PTT Global Chemical PCL	5,100	15,836	(a)
Sasol Ltd.	792	28,463

See Notes to Financial Statements.

14	Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Chemicals — continued
Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares	64,000	$42,728
UPL Ltd.	1,123	12,317
Total Chemicals		417,166
Construction Materials — 2.8%
Ambuja Cements Ltd.	2,276	8,543
Anhui Conch Cement Co., Ltd., Class H Shares	15,000	94,411
Cementos Argos SA	5,193	18,358
Cemex SAB de CV	34,738	21,676	*
China National Building Material Co., Ltd., Class H Shares	40,000	47,295
Grasim Industries Ltd.	611	9,960
Grupo Argos SA	3,071	21,866
PT Indocement Tunggal Prakarsa Tbk	84,700	107,911
PT Semen Indonesia (Persero) Tbk	140,000	97,107
Shree Cement Ltd.	57	14,476
Siam Cement PCL, Registered Shares	600	8,897
Ultratech Cement Ltd.	175	10,756
Total Construction Materials		461,256
Metals & Mining — 3.7%
Alrosa PAO	18,374	25,925
Aluminum Corp. of China Ltd., Class H Shares	48,000	27,460	*
China Molybdenum Co., Ltd., Class H Shares	42,000	32,000
Compania de Minas Buenaventura SA, ADR	1,270	20,257
Eregli Demir ve Celik Fabrikalari TAS	30,956	77,426
Grupo Mexico SAB de CV, Series B Shares	8,957	29,655
Hindalco Industries Ltd.	3,785	13,364
Hyundai Steel Co.	239	13,561
Industrias Penoles SAB de CV	450	9,456
Jastrzebska Spolka Weglowa SA	298	7,032	*
Jiangxi Copper Co., Ltd., Class H Shares	19,000	27,258
JSW Steel Ltd.	2,361	11,524
KGHM Polska Miedz SA	914	24,385
Korea Zinc Co., Ltd.	26	10,553
MMC Norilsk Nickel PJSC	345	59,623
Novolipetsk Steel PJSC	7,630	19,562
POSCO	55	19,182
Press Metal Aluminium Holdings Berhad	33,000	40,624
Severstal PAO	653	10,528
Southern Copper Corp.	673	35,541

See Notes to Financial Statements.

Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Metals & Mining — continued
Vale SA	1,541	$21,409
Vedanta Ltd.	4,984	22,288
Zijin Mining Group Co., Ltd., Class H Shares	80,000	36,898
Total Metals & Mining		595,511
Paper & Forest Products — 0.5%
Empresas CMPC SA	6,034	24,771
Lee & Man Paper Manufacturing Ltd.	13,000	14,460
Mondi Ltd.	355	10,366
Nine Dragons Paper Holdings Ltd.	21,000	31,679
Total Paper & Forest Products		81,276
Total Materials		1,555,209
Real Estate — 4.7%
Equity Real Estate Investment Trusts (REITs) — 0.9%
Fortress REIT Ltd., Class A Shares	9,262	12,840
Fortress REIT Ltd., Class B Shares	6,858	9,573
Growthpoint Properties Ltd.	18,507	43,205
Hyprop Investments Ltd.	2,272	20,779
Redefine Properties Ltd.	45,019	43,267
Resilient REIT Ltd.	2,467	13,409
Total Equity Real Estate Investment Trusts (REITs)		143,073
Real Estate Management & Development — 3.8%
Agile Group Holdings Ltd.	6,000	11,956
Ayala Land Inc.	111,500	87,908
BR Malls Participacoes SA	6,600	20,573
China Evergrande Group	13,000	41,823	*
China Jinmao Holdings Group Ltd.	30,000	17,200
China Overseas Land & Investment Ltd.	18,000	60,889
China Resources Land Ltd.	12,000	45,486
China Vanke Co., Ltd., Class H Shares	4,700	19,582
CIFI Holdings Group Co., Ltd.	10,000	7,963
Country Garden Holdings Co., Ltd.	23,000	47,532
Fullshare Holdings Ltd.	32,500	17,847
Guangzhou R&F Properties Co., Ltd., Class H Shares	4,000	9,622
Longfor Properties Co., Ltd.	7,000	21,137
Megaworld Corp.	135,000	11,739
Multiplan Empreendimentos Imobiliarios SA	600	11,393
NEPI Rockcastle PLC	3,450	38,081
Robinsons Land Corp.	21,500	7,437

See Notes to Financial Statements.

16	Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Real Estate Management & Development — continued
Shimao Property Holdings Ltd.	7,000	$18,774
Sino-Ocean Group Holding Ltd.	16,500	11,563
SM Prime Holdings Inc.	128,800	85,245
Sunac China Holdings Ltd.	8,000	34,554
Total Real Estate Management & Development		628,304
Total Real Estate		771,377
Telecommunication Services — 12.9%
Diversified Telecommunication Services — 3.5%
Bharti Infratel Ltd.	4,427	20,961
China Telecom Corp., Ltd., Class H Shares	40,000	19,570
China Unicom (Hong Kong) Ltd.	22,000	31,338	*
Chunghwa Telecom Co., Ltd.	22,000	84,025
KT Corp.	402	10,256
KT Corp., ADR	1,028	13,806
PT Telekomunikasi Indonesia Persero Tbk	895,400	246,496
PT Tower Bersama Infrastructure Tbk	30,700	12,247
Telekom Malaysia Berhad	18,200	24,585
Telkom South Africa SOC Ltd.	2,405	10,963
True Corp. PCL	136,500	32,871
True Corp. PCL	109,348	26,332	(a)
Turk Telekomunikasyon AS	15,824	24,464	*
Total Diversified Telecommunication Services		557,914
Wireless Telecommunication Services — 9.4%
Advanced Info Service PCL	15,700	103,473
Advanced Info Service PCL, Registered Shares	11,700	77,110	(a)
America Movil SAB de CV, Series L Shares	120,878	111,816
Axiata Group Berhad	45,000	60,788
Bharti Airtel Ltd.	12,972	79,690
China Mobile Ltd.	23,500	225,160
DiGi.Com Berhad	50,300	59,357
Far EasTone Telecommunications Co., Ltd.	10,000	26,499
Globe Telecom Inc.	1,495	44,489
Idea Cellular Ltd.	18,113	18,781	*
Maxis Berhad	30,700	45,618
Mobile TeleSystems PJSC, ADR	12,200	128,100
MTN Group Ltd.	12,378	124,366
PLDT Inc.	4,030	113,931
PT XL Axiata Tbk	48,400	7,375	*

See Notes to Financial Statements.

Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Wireless Telecommunication Services — continued
SK Telecom Co., Ltd.	475	$101,622
Taiwan Mobile Co., Ltd.	10,000	37,010
Tim Participacoes SA	6,859	31,229
Turkcell Iletisim Hizmetleri AS	23,798	81,785
Vodacom Group Ltd.	4,010	50,176
Total Wireless Telecommunication Services		1,528,375
Total Telecommunication Services		2,086,289
Utilities — 6.8%
Electric Utilities — 3.5%
Enel Americas SA	96,051	21,924
Enel Chile SA	89,429	11,082
Korea Electric Power Corp.	3,516	123,285
PGE Polska Grupa Energetyczna SA	29,513	88,038	*
RAO UES PJSC	1,138,000	73,008
RusHydro PJSC	3,513,000	41,699
Tata Power Co., Ltd.	16,559	21,797
Tauron Polska Energia SA	38,037	25,468	*
Tenaga Nasional Berhad	37,400	150,992
Total Electric Utilities		557,293
Gas Utilities — 1.5%
Beijing Enterprises Holdings Ltd.	2,000	10,066
China Gas Holdings Ltd.	14,200	50,658
China Resources Gas Group Ltd.	8,000	29,610
ENN Energy Holdings Ltd.	6,000	56,417
GAIL India Ltd.	8,629	42,091
Korea Gas Corp.	342	17,548	*
Petronas Gas Berhad	8,000	36,335
Total Gas Utilities		242,725
Independent Power and Renewable Electricity Producers — 1.2%
CGN Power Co., Ltd., Class H Shares	86,000	23,558
China Longyuan Power Group Corp., Ltd., Class H Shares	24,000	23,729
China Resources Power Holdings Co., Ltd.	12,000	23,117
Colbun SA	42,637	10,601
Enel Generacion Chile SA	10,160	8,075
Engie Brasil Energia SA	1,386	14,635
Huaneng Power International Inc., Class H Shares	32,000	21,282
Huaneng Renewables Corp., Ltd., Class H Shares	32,000	14,311
NTPC Ltd.	22,987	59,276
Total Independent Power and Renewable Electricity Producers		198,584

See Notes to Financial Statements.

18	Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report

Legg Mason Emerging Markets Diversified Core ETF

Security	Shares	Value
Multi-Utilities — 0.1%
YTL Corp. Berhad	40,392	$14,928
YTL Power International Berhad	30,294	7,103
Total Multi-Utilities		22,031
Water Utilities — 0.5%
Aguas Andinas SA, Class A Shares	16,291	10,836
Beijing Enterprises Water Group Ltd.	42,000	24,616
Companhia de Saneamento Basico do Estado de Sao Paulo	868	8,712
Guangdong Investment Ltd.	20,000	31,139
Total Water Utilities		75,303
Total Utilities		1,095,936
Total Common Stocks (Cost — $13,517,576)		15,913,664
Investments in Underlying Funds — 0.2%
Vanguard FTSE Emerging Markets ETF (Cost — $28,147)	600	27,408
Preferred Stocks — 1.3%
Consumer Discretionary — 0.1%
Multiline Retail — 0.1%
Lojas Americanas SA	2,503	14,254
Consumer Staples — 0.1%
Beverages — 0.1%
Embotelladora Andina SA, Class B Shares	2,064	10,263
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Petroleo Brasileiro SA	5,023	32,935	*
Financials — 0.6%
Banks — 0.6%
Banco Bradesco SA	2,269	22,391
Bancolombia SA	1,837	21,777
Itau Unibanco Holding SA	1,790	26,064
Itausa — Investimentos Itau SA	5,378	20,894
Total Financials		91,126
Materials — 0.1%
Chemicals — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B Shares	471	25,725
Telecommunication Services — 0.2%
Diversified Telecommunication Services — 0.2%
Telefonica Brasil SA	2,339	32,810
Total Preferred Stocks (Cost — $125,301)		207,113
Total Investments before Short-Term Investments (Cost — $13,671,024)		16,148,185

See Notes to Financial Statements.

Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

April 30, 2018

Legg Mason Emerging Markets Diversified Core ETF

Security	Rate	Shares	Value
Short-Term Investments — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $35,796)	1.648%	35,796	$35,796
Total Investments — 99.9% (Cost — $13,706,820)			16,183,981
Other Assets in Excess of Liabilities — 0.1%			12,398
Total Net Assets — 100.0%			$16,196,379

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Value is less than $1.

(c)	Security is valued using significant unobservable inputs (See Note 1).

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
ETF	— Exchange-Traded Fund
GDR	— Global Depositary Receipts
PJSC	— Private Joint Stock Company
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

20	Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report

Legg Mason Emerging Markets Diversified Core ETF

Summary of Investments by Country**
China	21.0%
Malaysia	9.3
India	8.3
Indonesia	8.2
South Africa	8.0
Russia	4.9
South Korea	4.7
Thailand	4.7
Philippines	4.5
Taiwan	4.3
Turkey	4.2
Mexico	3.9
Poland	3.4
Brazil	2.8
Chile	2.4
Hungary	1.7
Greece	0.8
Czech Republic	0.7
Egypt	0.7
Peru	0.6
Colombia	0.5
Investments in Underlying Funds	0.2
Short-Term Investments	0.2
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2018 and are subject to change.

See Notes to Financial Statements.

Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report	21

Statement of assets and liabilities (unaudited)

April 30, 2018

Assets:
Investments, at value (Cost — $13,706,820)	$16,183,981
Foreign currency, at value (Cost — $21,098)	21,182
Cash	11
Dividends and interest receivable	14,494
Deposits with brokers for open futures contracts	29
Total Assets	16,219,697

Liabilities:
Accrued foreign capital gains tax	16,631
Investment management fee payable	6,687
Total Liabilities	23,318
Total Net Assets	$16,196,379

Net Assets:
Par value (Note 5)	$5
Paid-in capital in excess of par value	13,430,685
Overdistributed net investment income	(38,828)
Accumulated net realized gain on investments, futures contracts and foreign currency transactions	344,145
Net unrealized appreciation on investments and foreign currencies	2,460,372	†
Total Net Assets	$16,196,379

Shares Outstanding	500,000

Net Asset Value	$32.39

†	Net of accrued foreign capital gains tax of $16,631.

See Notes to Financial Statements.

22	Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2018

Investment Income:
Dividends	$162,767
Interest	403
Less: Foreign taxes withheld	(19,324)
Total Investment Income	143,846

Expenses:
Investment management fee (Note 2)	40,859
Total Expenses	40,859
Net Investment Income	102,987

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	338,682
Futures contracts	8,402
Foreign currency transactions	(1,163)
Net Realized Gain	345,921
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	189,891	‡
Futures contracts	(1,675)
Foreign currencies	198
Change in Net Unrealized Appreciation (Depreciation)	188,414
Net Gain on Investments, Futures Contracts and Foreign Currency Transactions	534,335
Increase in Net Assets from Operations	$637,322

‡	Net of change in accrued foreign capital gains tax of $(8,295).

See Notes to Financial Statements.

Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report	23

Statements of changes in net assets

For the Six Months Ended April 30, 2018 (unaudited) and the Year Ended October 31, 2017	2018	2017

Operations:
Net investment income	$102,987	$249,290
Net realized gain	345,921	218,234
Change in net unrealized appreciation (depreciation)	188,414	1,691,065
Increase in Net Assets from Operations	637,322	2,158,589

Distributions to Shareholders From (Note 1):
Net investment income	(365,000)	(132,000)
Net realized gains	(223,875)	(112,164)
Decrease in Net Assets from Distributions to Shareholders	(588,875)	(244,164)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (0 and 250,000 shares issued, respectively)	—	7,168,742
Increase in Net Assets from Fund Share Transactions	—	7,168,742
Increase in Net Assets	48,447	9,083,167

Net Assets:
Beginning of period	16,147,932	7,064,765
End of period*	$16,196,379	$16,147,932
*Includes (overdistributed) undistributed net investment income, respectively, of:	$(38,828)	$223,185

See Notes to Financial Statements.

24	Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
	2018[1,2]	2017[1]	2016[1,3]

Net asset value, beginning of period	$32.30	$28.26	$25.04

Income from operations:
Net investment income	0.21	0.65	0.46
Net realized and unrealized gain	1.06	4.37	2.76
Total income from operations	1.27	5.02	3.22

Less distributions from:
Net investment income	(0.73)	(0.53)	—
Net realized gains	(0.45)	(0.45)	—
Total distributions	(1.18)	(0.98)	—

Net asset value, end of period	$32.39	$32.30	$28.26
Total return, at NAV[4]	3.96%	18.75%	12.86%

Net assets, end of period (000s)	$16,196	$16,148	$7,065

Ratios to average net assets:
Gross expenses	0.50%[5]	0.50%	0.50%[5]
Net expenses	0.50 [5]	0.50	0.50 [5]
Net investment income	1.26 [5]	2.19	2.07 [5]

Portfolio turnover rate[6]	5%	27%	18%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2018 (unaudited).

[3]	For the period December 28, 2015 (inception date) to October 31, 2016.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Emerging Markets Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI Emerging Markets Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equity securities in emerging markets and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services,

26	Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report

which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$1,763,912	$104,643	—		$1,868,555
Consumer Staples	1,907,974	19,690	$0	*	1,927,664
Energy	1,298,465	50,264	—		1,348,729
Financials	2,432,747	27,328	—		2,460,075
Information Technology	512,273	37,096	—		549,369
Materials	1,539,373	15,836	—		1,555,209
Telecommunication Services	1,982,847	103,442	—		2,086,289
Other Common Stocks	4,117,774	—	—		4,117,774
Investments in Underlying Funds	27,408	—	—		27,408
Preferred Stocks	207,113	—	—		207,113
Total Long-Term Investments	$15,789,886	$358,299	$0	*	$16,148,185
Short-Term Investments†	$35,796	—	—		$35,796
Total Investments	$15,825,682	$358,299	$0	*	$16,183,981

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

28	Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At April 30, 2018, securities valued at $37,096 were transferred from Level 1 to Level 2 within the fair value hierarchy because of the unavailability of a quoted price in an active market for an identical investment.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Futures contracts. The Fund uses futures contracts generally to gain or manage exposure to certain asset classes, sectors, or markets or for cash management purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

30	Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of April 30, 2018, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of April 30, 2018, there were $16,631 of capital gains tax liabilities accrued on unrealized gains.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays QS monthly 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of Creation Units for the Fund on an agency basis.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

32	Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$893,733
Sales	1,278,504

During the six months ended April 30, 2018, there were no in-kind transactions (see Note 5).

At April 30, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$13,706,820	$3,119,563	$(642,402)	$2,477,161

4. Derivative instruments and hedging activities

At April 30, 2018, the Fund did not have any derivative instruments outstanding.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2018. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$8,402

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(1,675)

During the six months ended April 30, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$32,060

†	At April 30, 2018, there were no open positions held in this derivative.

Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

5. Fund share transactions

At April 30, 2018, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 250,000 shares of the Fund constitute a Creation Unit. Such transactions are generally made partially on an in-kind basis and partially on a cash basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee. For the six months ended April 30, 2018, there was no variable fee recorded to paid-in capital. For the year ended October 31, 2017, the variable fee amounted to $2,987 and is recorded to paid-in capital.

34	Legg Mason Emerging Markets Diversified Core ETF 2018 Semi-Annual Report

Board approval of management and

subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund by the Manager, including services specific to the Fund’s operation as an exchange-traded fund. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the

Legg Mason Emerging Markets Diversified Core ETF	35

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs specific to the Fund’s operation as an exchange-traded fund. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the arrangements for communication and processing of orders for creations and redemptions of Fund shares. In addition, management also reported to the Board on, among other things, its business plans regarding exchange-traded funds, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for a group of six institutional passively managed strategic beta emerging markets exchange-traded funds (the “Performance Group”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Group. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar exchange-traded funds and benchmark performance indices, including the QS DBI Emerging Markets Diversified Index, the Fund’s underlying index. The information comparing the Fund’s performance to that of the Performance Group was for the one-year period ended June 30, 2017. The Fund performed below the median performance of the funds in the Performance Group for the one-year period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2017, which showed that the Fund’s performance was below the Broadridge category average during the third quarter. The Trustees noted that due to the

36	Legg Mason Emerging Markets Diversified Core ETF

limitations in providing comparable funds in the Performance Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Trustees also noted that the Fund generally performed in line with its underlying index during the periods under review. The Trustees further noted that the Manager and QS were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, and noting the limited period of performance data available, the Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Actual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. The Board also noted that the Manager pays all fund expenses, other than the Actual Management Fee and certain other expenses. Because of the Fund’s “unitary fee” structure, the Board recognized that the Fund’s fees and expenses will vary within a much smaller range and the Manager will bear the risk that Fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Manager could earn a profit on the fees charged under the management agreement and would benefit from any price decreases in third-party services covered by the management agreement.

The Board noted that the Manager provides the Fund with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. Management also discussed with the Board the Fund’s distribution arrangements.

Additionally, the Board received and considered information comparing the Fund’s Actual Management Fee and the Fund’s overall expense ratio with those of the same group of six institutional passively managed strategic beta emerging markets exchange-traded funds selected by Broadridge as the Performance Group for the Fund (the “Expense Group”), and the Fund’s overall expense ratio with a broader group of funds selected by Broadridge consisting of all institutional passively managed strategic beta emerging markets exchange-traded funds (the “Expense Universe”). This information showed that the Fund’s Actual Management Fee was at the median of management fees paid by the funds in the Expense Group, and that the Fund’s total expense ratio was lower than the median of the total expense ratios of the funds in the Expense Group (before and after fee waivers and expense reimbursements) and the funds in the Expense Universe.

Legg Mason Emerging Markets Diversified Core ETF	37

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board discussed any economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Fund’s management agreement did not provide for any breakpoints in the Fund’s Actual Management Fee to the extent the assets of the Fund increase. The Board further noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board also noted that there are various ways to share potential economies of scale with Fund shareholders and that it appeared that the benefits of any economies of scale would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

38	Legg Mason Emerging Markets Diversified Core ETF

Legg Mason

Emerging Markets Diversified Core ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson
Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Emerging Markets Diversified Core ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Legg Mason Emerging Markets Diversified Core ETF

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Emerging Markets Diversified Core ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC

Member FINRA, SIPC

ETF Index Disclaimer

The MSCI Emerging Markets Index (the “MSCI Index”) was used by QS Investors, LLC (“QS”), the Fund’s subadviser, as the reference universe for selection of the component securities included in the QS DBI Emerging Markets Diversified Index (the “QS DBI Index” or the “Underlying Index”). MSCI Inc. does not in any way sponsor, support, promote or endorse the QS DBI Index or the Legg Mason Emerging Markets Diversified Core ETF (the “Fund”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the QS DBI Index. The MSCI Index was provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Index (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with MSCI Index, the QS DBI Index, or the Fund.

The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade marks or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or Underlying Index trade marks for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in this Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this Fund.

QS does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and QS shall not have any liability for any errors, omissions or interruptions therein. QS makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index, trading based on the Underlying Index, or any data included therein, either in connection with the Fund or for any other use. QS makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall QS have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

www.leggmason.com

© 2018 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF275559 6/18 SR18-3354

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 25, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 25, 2018